NATURE OF ORGANIZATION	3 Months Ended
Mar. 31, 2021
NATURE OF ORGANIZATION
Note 1. NATURE OF ORGANIZATION

Utilicraft Aerospace Industries, Inc., was chartered with the State of Nevada on December 10, 2004, under Entity Number C33482-2004, Nevada Business ID: NV20041679917.

On January 21, 2010, the Company underwent on certain Subsidiary Acquisition Agreement with United Aircraft Development Partners, Inc (“UADP”) and therefore there was a Change in Control of the Company, all documents related to this paragraph are gathered hereto as Exhibit IV (page 10), however such Acquisition Agreement was terminated on June 15, 2010, by mutual consent of the parties and filed with the SEC as Form 8-K on June 16, 2010

On March 2, 2016 the Company filed to the SEC Form SC 13E3, under which the Company a proposed “going private” transaction implemented by the consolidation of the outstanding Common and Preferred Stock of the Company, among other reasons the Board of Directors believes that the cost associated with being a public reporting company in the US are not justified by the benefits to the Company and its shareholders, notwithstanding the foregoing the Company filed a Form 8-K on June 16, 2017 desisting of the previous filing under From SC 13E3.

However, the Company filed to the State of Nevada on March 1, 2016 the Action by Written Consent of the Shareholders of Utilicraft Aerospace Industries, Inc., in Lieu of Shareholders Meeting Amendment of the Articles of Incorporation executed on February 19, 2016, and such amendment despite of the Company desisted of the transaction accordingly Form 8-K, filed as of June 16, 2017, such amendment was not revoked, therefore it is supposed still enforced, although no FINRA approvement was found, and also the approved 1=2,500 = 129,090 shares of common stock reverse split, it seems was never applied, because the shareholder list remains with the previous shares count.

On February 11, 2021, the current Board Member Mr. Edward Vakser was appointed as President, CEO, Chairman of the Board of Directors, Corporate Secretary and Treasurer, the Company filed the Form 8-K on February 12, 2021.

Based on statement from the current Board Member, the Company had no activity since 2012 to nowadays.